Expense Example, No Redemption - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) - Class C	Apr. 30, 2025 USD ($)
Allspring Emerging Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	656
Expense Example, No Redemption, 5 Years	1,138
Expense Example, No Redemption, 10 Years	2,469
Allspring Large Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	868
Expense Example, No Redemption, 10 Years	1,898
Allspring Small Company Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	2,435
Allspring Small Company Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	1,090
Expense Example, No Redemption, 10 Years	$ 2,367